Investments (Details)			5 Months Ended		12 Months Ended
	Sep. 05, 2018 USD ($)	Aug. 08, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 CNY (¥)	Aug. 08, 2018 CNY (¥)
Investments (Details) [Line Items]
Sold equity of its subsidiary	90.00%
Investment Owned, at Cost			$ 0		$ 0		$ 0
Carrying amount of the investment			341,045		0		341,045
Investment					361,721			¥ 2,500,000
Recognized loss					$ 33,684	¥ 232,665
Cash			160,000				160,000
Prepaid expense			34,000				34,000
Other current assets			2,000				2,000
Fixed assets							16,000
Total liabilities			7,000				$ 7,000
AGM Belize [Member]
Investments (Details) [Line Items]
Remaining equity	10.00%
Investment Owned, at Cost	$ 0
Guochuang [Member]
Investments (Details) [Line Items]
Investment		$ 365,802							¥ 2,500,000
Interest received		20.00%
Recognized loss			$ 35,174	¥ 232,665
Yufeng Mi, Chief Technology [Member] | Maximum [Member]
Investments (Details) [Line Items]
Interest received		40.00%
Yufeng Mi, Chief Technology [Member] | Minimum [Member]
Investments (Details) [Line Items]
Interest received		32.00%